Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Millions														9 Months Ended	12 Months Ended
	Sep. 08, 2021 USD ($)	Sep. 07, 2021 USD ($) ft²	Aug. 17, 2021 USD ($)	Aug. 11, 2021 USD ($)	Aug. 11, 2021 CAD ($)	Aug. 10, 2021 USD ($)	Aug. 03, 2021 USD ($) Acres	Apr. 07, 2021 USD ($)	Apr. 07, 2021 CAD ($)	Feb. 16, 2021 USD ($)	Nov. 13, 2020 USD ($) $ / shares shares	Nov. 02, 2020 USD ($)	Nov. 02, 2020 CAD ($)	Jul. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Aug. 11, 2021 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Lease term														5 years	4 years
Lease Liabilites Undiscounted cash flow														$ 22,620,818	$ 4,529,662
Lessee, operating lease, term of contract	20 years
Lease liabilities														16,234,494	$ 3,613,170
Cash and cash equivalents in subsidiary or businesses acquired or disposed														582,000,000
Payments for share issue costs														$ 55,000,000
Arizona Spoke warehouse [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of square feet | ft²		67,000
Lessee, operating lease, term of contract		5 years 3 months
Lessee, operating lease, renewal term		5 additional years
Lease liabilities		$ 3,700,000
Alabama Spoke premises lease [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of square feet | ft²		108,000
Lessee, operating lease, renewal term	10 additional years
Lease liabilities	$ 21,000,000.0
Promissory Notes [member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment of Debt			$ 7,000,000
BDC Capital Loan [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings additional interest expense				$ 700,000												$ 0.9
Repayment of Debt				$ 5,300,000	$ 6.6
New Ground Lease Agreement [member]
Disclosure of non-adjusting events after reporting period [line items]
Lease original term							20 years
Lease term							29 years
Lease Liabilites Undiscounted cash flow							$ 9,300,000
Land subject to ground leases | Acres							41
Nonadjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Payments for share issue costs						$ 55,000,000
Peridot Acquistion Corp [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired						100.00%
Increase in assets						$ 522,000,000
Increase in liabilities						53,000,000
Increase in equity						469,000,000
Listing Expenses						153,000,000
Peridot Acquistion Corp [member] | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired										100.00%
Proceeds pursuant to business combination estimated										$ 615,000,000
Peridot Acquistion Corp [member] | Nonadjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash and cash equivalents in subsidiary or businesses acquired or disposed						$ 582,000,000
Tranche Two [member] | BDC Capital [member] | Receiving Portion Of Term Loan [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from non current borrowings												$ 1,500,000	$ 2.0
Tranche Three [member] | BDC Capital [member] | Receiving Portion Of Term Loan [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from non current borrowings								$ 1,600,000	$ 2.0
Series A Preferred Stock [member] | Private Placement [member] | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from the issuance of preferred shares											$ 23,000,000
Series A Preferred Stock [member] | Preference shares [member] | Private Placement [member] | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during the period shares new issues | shares											281,138
Sale of stock issue price per share | $ / shares											$ 81.81